NOTE 5 - RELATED PARTY TRANSACTIONS (Details) (USD $)	Mar. 31, 2013
Related Party Transactions [Abstract]
Accounts Payable, Related Parties	$ 56,289
Due to Related Parties	9,856
Due to Officers or Stockholders	11,241
Due from Officers or Stockholders	$ 6,850